Shareholder Report, Average Annual Return (Details)	2 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended		22 Months Ended	23 Months Ended	27 Months Ended	28 Months Ended	32 Months Ended	36 Months Ended		39 Months Ended	41 Months Ended	44 Months Ended		45 Months Ended	52 Months Ended	53 Months Ended	56 Months Ended	57 Months Ended		60 Months Ended	61 Months Ended	62 Months Ended		66 Months Ended	70 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000233894
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Aggregate Bond ETF
C000259296
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Barrier Income ETF
C000254610
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Bond Bull ETF
C000255354
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify China A Shares PLUS Income ETF
C000254609
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Currency Strategy ETF
C000238456
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Enhanced Income ETF
C000262018
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Government Money Market ETF
C000230898
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Health Care ETF
C000231201
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Hedged Equity ETF
C000233895
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify High Yield ETF
C000227299
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Interest Rate Hedge ETF
C000230231
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Intermediate Term Treasury Futures Strategy ETF
C000246389
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify MBS ETF
C000249114
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Next Intangible Core Index ETF
C000238444
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Short Term Treasury Futures Strategy ETF
C000259297
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Target 15 Distribution ETF
C000272850
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Tax Aware Alternatives ETF
C000272852
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Tax Aware Diversified Income Strategy ETF
C000238457
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Treasury Option Income ETF
C000220988
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify US Equity Income ETF
C000227543
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify US Equity PLUS Bitcoin Strategy ETF
C000220986
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify US Equity PLUS Convexity ETF
C000220987
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify US Equity PLUS Downside Convexity ETF
C000265327
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify US Equity PLUS Managed Futures Strategy ETF
C000263092
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify VettaFi Private Credit Strategy ETF
C000236819
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Bitcoin Strategy ETF
C000270793
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify DBi CTA Managed Futures Index ETF
C000254611
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Gold Strategy ETF
C000243093
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Multi-QIS Alternative ETF
C000227300
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Volatility Premium ETF
C000243094
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Opportunistic Income ETF
C000238807
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Propel Opportunities ETF
C000223058
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Volt TSLA Revolution ETF
C000264354
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Chinese Commodities Strategy No K-1 ETF
C000241460
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Commodities Strategy No K-1 ETF
C000233897
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Managed Futures Strategy ETF
C000259701
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Piper Sandler US Small-Cap PLUS Income ETF
C000248321
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Tara India Opportunities ETF
C000251042
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify National Muni Bond ETF
C000251041
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Gamma Emerging Market Bond ETF
C000259668
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Kayne Anderson Energy and Infrastructure Credit ETF
C000259298
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Simplify Ancorato Target 25 Distribution ETF
Without Sales Load [Member] | C000233894
Average Annual Return [Line Items]
Average Annual Return, Percent								6.14%																					2.29%
Without Sales Load [Member] | C000259296
Average Annual Return [Line Items]
Average Annual Return, Percent								11.00%			14.83%
Without Sales Load [Member] | C000254610
Average Annual Return [Line Items]
Average Annual Return, Percent								(14.96%)							(20.32%)
Without Sales Load [Member] | C000255354
Average Annual Return [Line Items]
Average Annual Return, Percent								46.76%					48.90%
Without Sales Load [Member] | C000254609
Average Annual Return [Line Items]
Average Annual Return, Percent								24.09%				21.71%
Without Sales Load [Member] | C000238456
Average Annual Return [Line Items]
Average Annual Return, Percent								(4.06%)																	3.83%
Without Sales Load [Member] | C000262018
Average Annual Return [Line Items]
Average Annual Return, Percent							3.70%
Without Sales Load [Member] | C000230898
Average Annual Return [Line Items]
Average Annual Return, Percent								31.50%																								10.63%
Without Sales Load [Member] | C000231201
Average Annual Return [Line Items]
Average Annual Return, Percent								12.64%																						9.11%
Without Sales Load [Member] | C000233895
Average Annual Return [Line Items]
Average Annual Return, Percent								(1.88%)																					4.28%
Without Sales Load [Member] | C000227299
Average Annual Return [Line Items]
Average Annual Return, Percent								(11.44%)																									18.66%		13.40%
Without Sales Load [Member] | C000230231
Average Annual Return [Line Items]
Average Annual Return, Percent								(1.64%)																							(10.12%)
Without Sales Load [Member] | C000246389
Average Annual Return [Line Items]
Average Annual Return, Percent								4.18%												5.28%
Without Sales Load [Member] | C000249114
Average Annual Return [Line Items]
Average Annual Return, Percent								13.87%										18.64%
Without Sales Load [Member] | C000238444
Average Annual Return [Line Items]
Average Annual Return, Percent								(4.16%)																		(1.39%)
Without Sales Load [Member] | C000259297
Average Annual Return [Line Items]
Average Annual Return, Percent								13.56%			18.35%
Without Sales Load [Member] | C000272850
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.94%)
Without Sales Load [Member] | C000272852
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%
Without Sales Load [Member] | C000238457
Average Annual Return [Line Items]
Average Annual Return, Percent								6.11%																	5.13%
Without Sales Load [Member] | C000220988
Average Annual Return [Line Items]
Average Annual Return, Percent								22.59%																									13.28%					15.73%
Without Sales Load [Member] | C000227543
Average Annual Return [Line Items]
Average Annual Return, Percent								14.80%																									15.33%	15.33%
Without Sales Load [Member] | C000220986
Average Annual Return [Line Items]
Average Annual Return, Percent								11.77%																									9.60%					12.21%
Without Sales Load [Member] | C000220987
Average Annual Return [Line Items]
Average Annual Return, Percent								10.45%																									7.97%					10.53%
Without Sales Load [Member] | C000265327
Average Annual Return [Line Items]
Average Annual Return, Percent					7.43%
Without Sales Load [Member] | C000263092
Average Annual Return [Line Items]
Average Annual Return, Percent						(16.00%)
Without Sales Load [Member] | C000236819
Average Annual Return [Line Items]
Average Annual Return, Percent								(64.85%)																			16.70%
Without Sales Load [Member] | C000270793
Average Annual Return [Line Items]
Average Annual Return, Percent		2.32%
Without Sales Load [Member] | C000254611
Average Annual Return [Line Items]
Average Annual Return, Percent								10.61%						31.84%
Without Sales Load [Member] | C000243093
Average Annual Return [Line Items]
Average Annual Return, Percent								(54.13%)													(24.52%)
Without Sales Load [Member] | C000227300
Average Annual Return [Line Items]
Average Annual Return, Percent								7.46%																									6.73%			8.16%
Without Sales Load [Member] | C000243094
Average Annual Return [Line Items]
Average Annual Return, Percent								4.36%														4.31%
Without Sales Load [Member] | C000238807
Average Annual Return [Line Items]
Average Annual Return, Percent								41.48%																6.81%
Without Sales Load [Member] | C000223058
Average Annual Return [Line Items]
Average Annual Return, Percent								(2.87%)																									15.15%				12.55%
Without Sales Load [Member] | C000264354
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.88%)
Without Sales Load [Member] | C000241460
Average Annual Return [Line Items]
Average Annual Return, Percent								9.83%															8.90%
Without Sales Load [Member] | C000233897
Average Annual Return [Line Items]
Average Annual Return, Percent								1.62%																				6.73%
Without Sales Load [Member] | C000259701
Average Annual Return [Line Items]
Average Annual Return, Percent								27.16%		33.40%
Without Sales Load [Member] | C000248321
Average Annual Return [Line Items]
Average Annual Return, Percent								(5.22%)											4.87%
Without Sales Load [Member] | C000251042
Average Annual Return [Line Items]
Average Annual Return, Percent								5.65%								4.68%
Without Sales Load [Member] | C000251041
Average Annual Return [Line Items]
Average Annual Return, Percent								11.85%									11.34%
Without Sales Load [Member] | C000259668
Average Annual Return [Line Items]
Average Annual Return, Percent								8.10%	9.90%
Without Sales Load [Member] | C000259298
Average Annual Return [Line Items]
Average Annual Return, Percent				8.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																					1.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%			5.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%							3.81%
MSCI China Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI China Net Total Return USD Index
Average Annual Return, Percent								(4.94%)					13.09%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Average Annual Return, Percent								21.34%				20.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																	4.68%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																								13.57%
Bloomberg US EQ:FI 60:40 Index (BMA6040) 11-01-21
Average Annual Return [Line Items]
Average Annual Return, Percent								14.62%																						7.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																					1.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																									0.08%		0.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																							0.02%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%												5.93%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%										21.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																		4.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%			5.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																	4.68%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%					15.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%	13.68%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%					15.91%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%					15.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent					10.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						1.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																			22.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		(0.66%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%						3.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%													4.53%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%			14.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%														3.99%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																20.63%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent								22.32%																									13.41%				15.15%
MSCI China Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI China Net Total Return USD Index
Average Annual Return, Percent			(18.12%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%															3.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent								3.79%																				0.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent								22.32%		31.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%								2.50%
J.P. Morgan EMBI Global Core Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								J.P. Morgan EMBI Global Core Index (USD)
Average Annual Return, Percent								10.68%									9.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								3.79%	5.27%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent				13.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent								22.32%			32.66%
ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Average Annual Return, Percent								0.38%							(7.10%)
CSI 300 Net Total Return Index USD - 011325
Average Annual Return [Line Items]
Line Graph and Table Measure Name								CSI 300 Net Total Return Index USD - 011325
Average Annual Return, Percent								36.69%					31.85%
Bloomberg FX Carry Index - 020325
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg FX Carry Index - 020325
Average Annual Return, Percent								10.76%				6.70%
Capital U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Capital U.S. Corporate High Yield Index
Average Annual Return, Percent								5.91%																	9.19%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent								3.84%																	4.60%
ICE US 1-Month Treasury Bill Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE US 1-Month Treasury Bill Index (USD) TR
Average Annual Return, Percent							3.73%
MSCI USA IMI/Health Care Net (USD) - 100721
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI USA IMI/Health Care Net (USD) Index
Average Annual Return, Percent								22.06%																								5.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent								22.32%																						12.61%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Index
Average Annual Return, Percent								5.74%																					5.46%
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE US Treasury 20+ Year Bond Index TR
Average Annual Return, Percent								2.54%																									(6.59%)		(5.56%)
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE US Treasury 20+ Year Bond Index TR
Average Annual Return, Percent								2.54%																							(7.29%)
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent								5.21%												6.75%
Next Intangible Core Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Next Intangible Core Index TR (USD)
Average Annual Return, Percent								14.39%										19.45%
ICE US Treasury 7-10 Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE US Treasury 7-10 Year Bond Index
Average Annual Return, Percent								2.74%																		3.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent								22.32%			32.66%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	0.55%
Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent								3.96%																	4.70%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent								3.84%																	4.60%
VettaFi Private Credit Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								VettaFi Private Credit Total Return Index (USD)
Average Annual Return, Percent						(9.20%)
Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Average Annual Return, Percent								(45.35%)																			34.14%
DBi CTA MF Index - 02172026
Average Annual Return [Line Items]
Line Graph and Table Measure Name								DBi CTA MF Index - 02172026
Average Annual Return, Percent		2.71%
Solactive Gold Spot Index ER USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Gold Spot Index ER USD Index
Average Annual Return, Percent								21.38%						30.59%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent								3.84%													4.64%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Index
Average Annual Return, Percent								5.74%														9.03%
Bloomberg U.S. Universal Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Universal Total Return Index
Average Annual Return, Percent								4.13%														4.57%
MSCI USA IMI/Health Care Net (USD) - 020723
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI USA IMI/Health Care Net (USD) Index
Average Annual Return, Percent								22.06%																7.26%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Commodity Index Total Return
Average Annual Return, Percent			2.97%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Commodity Index Total Return
Average Annual Return, Percent								25.46%															10.42%
SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								SG CTA Index
Average Annual Return, Percent								18.23%																				3.47%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Total Return
Average Annual Return, Percent								40.78%		46.33%
MSCI INDIA INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI INDIA INDEX
Average Annual Return, Percent								(12.76%)											(1.73%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 TR Index
Average Annual Return, Percent								22.32%								20.60%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Average Annual Return, Percent								7.03%								3.18%
J.P. Morgan EMBI Global Diversified Composite Index - 081224
Average Annual Return [Line Items]
Line Graph and Table Measure Name								J.P. Morgan EMBI Global Diversified Composite Index - 081224
Average Annual Return, Percent								11.74%									10.14%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US High Yield Index
Average Annual Return, Percent								5.74%	7.22%
NASDAQ 100 TOTAL RETURN Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								NASDAQ 100 TOTAL RETURN Index
Average Annual Return, Percent				22.61%